N-4	Apr. 21, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	JOHN HANCOCK LIFE INSURANCE CO USA SEPARATE ACCOUNT H
Entity Central Index Key	0000753892
Entity Investment Company Type	N-4
Document Period End Date	Apr. 21, 2025
Amendment Flag	false
GIFL Select
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES
Withdrawals
There are no charges for early withdrawals. We reduce your Contract Value and the death proceeds each time you take a withdrawal. We do not change your Benefit Base or Lifetime
Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Lifetime Income Amount.

Transaction Charges
You may be charged for the following transactions:
State premium taxes, which currently range from 0.04% to 4.00% of each Purchase Payment
(see “VIII. Charges and Deductions – Premium Taxes”), may also apply to your Contract.
We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.
For more information on transaction charges, please refer to “IV. Fee Tables –Transaction
Expenses” and “VIII. Charges and Deductions – Premium Taxes”.

Ongoing Fees and Expenses (annual charges)
In addition any and transaction charges, you will also be subject to certain ongoing fees and expenses, including the cost of optional benefits under the Contract. You should view the
Contract for your applicable rates.
For more information on ongoing fees and expenses, please refer to IV. Fee Tables – Periodic
Fees and Expenses Other Than Portfolio Expenses”.
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum Charge	Maximum Charge
	Base Contact Expenses[1]	0.60%	0.60%
	Investment Options (Portfolio Company fees and expenses)[2]	0.50%	1.02%
	Guaranteed Income for Life Fee[3]	0.50%	0.50%
	[1]Charge based on average daily assets allocated to the Subaccounts.
	[2]Charge based as a percentage of the Portfolio’s average net assets.
	[3]Amount shown is an annual percentage based on the Benefit Base. We reserve the right to increase the fee on Step-Up. You can opt out of a Step-Up in that case, and can opt in for future Step-Ups.
Because your Contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add charges for early withdrawals or surrender charges that substantially increase costs.

	Lowest Annual Cost $1,385.58	Highest Annual Cost $1,866.23
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of Contract
Classes and Portfolio Company fees and
expenses
●No optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Contract
Classes, optional benefits and Portfolio
Company fees and expenses
●No sales charges
●No additional purchase payments,
transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Withdrawals
There are no charges for early withdrawals. We reduce your Contract Value and the death proceeds each time you take a withdrawal. We do not change your Benefit Base or Lifetime
Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Lifetime Income Amount.

Transaction Charges [Text Block]
Transaction Charges
You may be charged for the following transactions:
State premium taxes, which currently range from 0.04% to 4.00% of each Purchase Payment
(see “VIII. Charges and Deductions – Premium Taxes”), may also apply to your Contract.
We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.
For more information on transaction charges, please refer to “IV. Fee Tables –Transaction
Expenses” and “VIII. Charges and Deductions – Premium Taxes”.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
In addition any and transaction charges, you will also be subject to certain ongoing fees and expenses, including the cost of optional benefits under the Contract. You should view the
Contract for your applicable rates.
For more information on ongoing fees and expenses, please refer to IV. Fee Tables – Periodic
Fees and Expenses Other Than Portfolio Expenses”.
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum Charge	Maximum Charge
	Base Contact Expenses[1]	0.60%	0.60%
	Investment Options (Portfolio Company fees and expenses)[2]	0.50%	1.02%
	Guaranteed Income for Life Fee[3]	0.50%	0.50%
	[1]Charge based on average daily assets allocated to the Subaccounts.
	[2]Charge based as a percentage of the Portfolio’s average net assets.
	[3]Amount shown is an annual percentage based on the Benefit Base. We reserve the right to increase the fee on Step-Up. You can opt out of a Step-Up in that case, and can opt in for future Step-Ups.
Because your Contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add charges for early withdrawals or surrender charges that substantially increase costs.

	Lowest Annual Cost $1,385.58	Highest Annual Cost $1,866.23
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of Contract
Classes and Portfolio Company fees and
expenses
●No optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Contract
Classes, optional benefits and Portfolio
Company fees and expenses
●No sales charges
●No additional purchase payments,
transfers or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.60%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.60%
Base Contract (N-4) Footnotes [Text Block]	Charge based on average daily assets allocated to the Subaccounts.
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.02%
Investment Options (of Other Amount) Minimum [Percent]	0.50%
Investment Options Footnotes [Text Block]	Charge based as a percentage of the Portfolio’s average net assets.
Optional Benefits Minimum [Percent]	0.50%
Optional Benefits Maximum [Percent]	0.50%
Optional Benefits Footnotes [Text Block]	Amount shown is an annual percentage based on the Benefit Base. We reserve the right to increase the fee on Step-Up. You can opt out of a Step-Up in that case, and can opt in for future Step-Ups.
Lowest Annual Cost [Dollars]	$ 1,385.58
Highest Annual Cost [Dollars]	$ 1,866.23
Risks [Table Text Block]
RISKS
Risk of Loss
You can lose money by investing in this Contract. You bear the investment risk of any
Portfolio you choose as a Variable Investment Option for your Contract.
For more information on risk of loss, please refer to “V. Principal Risks of Investing in the
Contract.”

Not a Short-Term Investment
This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is unsuitable as a short-term savings vehicle because of the substantial Contract-level charges.
For more information on the short-term investment risks, please refer to “V. Principal Risks of
Investing in the Contract.”

Risks Associated with Investment Options
An investment in this Contract is subject to the risk of poor performance and can vary depending on the performance of the Investment Options available under the Contract. Each such option will have its own unique risks, and you should review these Investment Options before making an investment decision.
For more information on the risks associated with Investment Options, please refer to “V.
Principal Risks of Investing in the Contract.”

Insurance Company Risks
Your investment in the Contract is subject to risks related to John Hancock USA, including that the obligations, guarantees, or benefits are subject to the claims-paying ability of John
Hancock USA. Information about John Hancock USA, including its financial strength ratings, is available upon request from your John Hancock USA representative.
For more information on insurance company risks, please refer to “V. Principal Risks of
Investing in the Contract.”

Cybersecurity Risks
Our business and operations are highly dependent upon the effective operation of our computer systems and those of our third-party business partners. As a result, there are potential operational and information security risks associated with attack, damage, or unauthorized access to the technologies and systems on which our business depends. These risks include, among other things, the unauthorized access, theft, loss, misuse, corruption, and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-
attacks affecting us, any third-party administrator, the underlying portfolios, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Contract
Value. For instance, cyber-attacks may interfere with the processing of actions taken on your
Contract, including the processing of transactions and orders from our website or with the underlying portfolios, impact our ability to calculate unit values or an underlying portfolio to calculate a net asset value, or cause the release and possible destruction of confidential customer or business information. Cybersecurity risks may also impact the issuers of securities in which the underlying portfolios invest, which may cause the portfolios underlying your policy to lose value. While measures have been implemented that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying portfolios, or our service providers will not suffer losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Investment Restrictions [Text Block]	There are restrictions that may limit the variable Investment Options that you may choose, as well as limitations on the transfer of Contract Value among those Investment Options.Among other things, the Contract allows us to eliminate the shares of a Portfolio or substitute shares of another new or existing Portfolio, subject to applicable legal requirements.For more information on investment and transfer restrictions, please refer to “VII. Description of the Contract.”
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and Purchase Payments received under the Contract. There is no additional tax benefit to you if the Contract was purchased through a tax-qualified plan or an individual retirement account (IRA). If we pay out any amount of your Contract Value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the Purchase Payments paid, with any portion not treated as a return of your Purchase Payments subject to ordinary income tax, and may be subject to tax penalties.
Investment Professional Compensation [Text Block]	Some investment professionals may have received compensation for selling the Contract by means of various commissions and revenue sharing arrangements. An investment professional may have had a financial incentive to offer or recommend this Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you already own, and you should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.
Item 4. Fee Table [Text Block]	IV. Fee Tables The following tables describe the fees and expenses applicable to buying, owning and surrendering or making withdrawals from a GIFL Select IRA Rollover Variable Annuity Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you pay at the time that you buy the Contract or surrender the Contract, or when you transfer Contract Value between Variable Investment Options. State premium taxes, which currently range from 0.04% to 4.00% of each Purchase Payment (see “VIII. Charges and Deductions – Premium Taxes”), may also apply to your Contract. Transaction Expenses
John Hancock USA Contracts and John Hancock New York Contracts
Transfer Fee[2](as a percentage of Purchase Payments)[1]	$25
[1]The charge is taken upon withdrawal or surrender on a first-in, first-out basis within the specified period of years measured from the date of each Purchase Payment. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown above. The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated. [2]This fee is not currently assessed against transfers. We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.The following table describes fees and expenses that you pay each year during the time that you own the Contract. This table does not include annual Portfolio operating fees and expenses. Annual Contract Expenses
Administrative Expenses	None
Base Contract Expenses (as a percentage of Separate Account value)	0.60%
GIFL Select Fee[2]
Maximum Fee	0.65%
Current Fee	0.50%
[1]Amount shown includes the Mortality and Expense Risks Fee and Administration Fee.[2]Amount shown is an annual percentage based on the Benefit Base. We impose the current fee shown, but reserve the right to increase it up to the maximum fee shown.The next table describes the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. A complete list of the Portfolios available under the Contract, including their annual expenses, maybe found in “Appendix: Portfolios Available Under the Contract” at the back of this document.
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (Rule 12b-1 fees) and other expenses)	0.64%	1.02%

Exchange Fee, Current [Dollars]	$ 25
Exchange Fee, Footnotes [Text Block]	[1]The charge is taken upon withdrawal or surrender on a first-in, first-out basis within the specified period of years measured from the date of each Purchase Payment. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown above. The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated. [2]This fee is not currently assessed against transfers. We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.
Annual Contract Expenses [Table Text Block]
Administrative Expenses	None
Base Contract Expenses (as a percentage of Separate Account value)	0.60%
GIFL Select Fee[2]
Maximum Fee	0.65%
Current Fee	0.50%

Administrative Expense, Current [Dollars]	$ 0
Administrative Expense, Footnotes [Text Block]	Amount shown includes the Mortality and Expense Risks Fee and Administration Fee.
Base Contract Expense (of Average Account Value), Current [Percent]	0.60%
Optional Benefit Expense, Footnotes [Text Block]	Amount shown is an annual percentage based on the Benefit Base. We impose the current fee shown, but reserve the right to increase it up to the maximum fee shown.
Annual Portfolio Company Expenses [Table Text Block]	The next table describes the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. A complete list of the Portfolios available under the Contract, including their annual expenses, maybe found in “Appendix: Portfolios Available Under the Contract” at the back of this document.
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (Rule 12b-1 fees) and other expenses)	0.64%	1.02%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (Rule 12b-1 fees) and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.64%
Portfolio Company Expenses Maximum [Percent]	1.02%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,297
Surrender Expense, 1 Year, Minimum [Dollars]	1,763
Surrender Expense, 3 Years, Maximum [Dollars]	7,082
Surrender Expense, 3 Years, Minimum [Dollars]	5,457
Surrender Expense, 5 Years, Maximum [Dollars]	12,134
Surrender Expense, 5 Years, Minimum [Dollars]	9,387
Surrender Expense, 10 Years, Maximum [Dollars]	26,033
Surrender Expense, 10 Years, Minimum [Dollars]	20,348
Annuitized Expense, 1 Year, Maximum [Dollars]	2,297
Annuitized Expense, 1 Year, Minimum [Dollars]	1,763
Annuitized Expense, 3 Years, Maximum [Dollars]	7,082
Annuitized Expense, 3 Years, Minimum [Dollars]	5,457
Annuitized Expense, 5 Years, Maximum [Dollars]	12,134
Annuitized Expense, 5 Years, Minimum [Dollars]	9,387
Annuitized Expense, 10 Years, Maximum [Dollars]	26,033
Annuitized Expense, 10 Years, Minimum [Dollars]	20,348
No Surrender Expense, 1 Year, Maximum [Dollars]	2,297
No Surrender Expense, 1 Year, Minimum [Dollars]	1,763
No Surrender Expense, 3 Years, Maximum [Dollars]	7,082
No Surrender Expense, 3 Years, Minimum [Dollars]	5,457
No Surrender Expense, 5 Years, Maximum [Dollars]	12,134
No Surrender Expense, 5 Years, Minimum [Dollars]	9,387
No Surrender Expense, 10 Years, Maximum [Dollars]	26,033
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 20,348
Item 5. Principal Risks [Table Text Block]	V. Principal Risks of Investing in the Contract Risks Associated with Variable Investment Options. The investment performance of any variable Investment Account may be good or bad, and you may lose money on amounts you invest in a Contract. You take all the investment risk for amounts allocated to one or more of the Subaccounts, which invest in Portfolios. Your Contract Value will increase or decrease based on the investment performance of the variable Investment Accounts you have chosen. The variable Investment Accounts cover a broad spectrum of investment styles and strategies, some variable Investment Accounts are riskier than others. These risks (and potential rewards) are discussed in detail in the prospectuses of the Portfolios. The death benefit may also increase or decrease with investment experience. We do not guarantee the investment results of any Portfolio. An investment in the Annuity is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision. Risks Associated with Managed Volatility Portfolios. During rising markets, the strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in a Portfolio without the managed volatility strategy. The managed volatility strategy may also suppress the value of the guaranteed Rider benefits. On the other hand, the managed volatility strategy seeks to manage the volatility of returns and limit the magnitude of Portfolio losses during declining markets with high volatility, although there is no guarantee that it will do so. For more information see “VI. General Information About Us, the Separate Accounts and the Portfolios.” Transfer Risk. There is a risk that you will not be able to transfer your Contract’s value from one variable Investment Account to another because of limitations on the dollar amount or frequency of transfers you can make. The limitations on transfers out of the Fixed Investment Option are more restrictive than those that apply to transfers out of variable Investment Accounts. If you purchased certain supplementary benefit Riders you will be subject to special transfer restrictions. To discourage market timing and disruptive trading activity, we impose restrictions on transfers and reserve the right to change, suspend or terminate telephone, facsimile and internet transaction privileges. We apply these restrictions uniformly to each class of Contracts. While we seek to identify and prevent disruptive trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive trading and avoiding harm to long term investors. Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be quite complex. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Before making a Purchase Payment or taking other action related to your Contract, please consult with a qualified tax professional with regard to the application of the law to your circumstances. For example, distributions from your Contract are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. In addition, if you take a distribution prior to the taxpayer’s age 59½, you may be subject to a 10% additional tax in addition to ordinary income taxes on any gain. Early Surrender or Withdrawal Risk/Not a Short-Term Investment. The Contract is unsuitable as a short-term savings vehicle because of the substantial Contract-level charges, including the surrender charge, as well as potential adverse tax consequences from such short-term use. Therefore, it is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. There are surrender charges assessed if you surrender your Contract before the Maturity Date. Depending on the Contract Value at the time you are considering a surrender, there may be little or no Contract Value payable to you. Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Insurance Company Risks. Your investment in the Contract is subject to risks related to John Hancock USA or John Hancock New York, including that the obligations (including under the fixed account investment option), guarantees, or benefits are subject to the claims-paying ability of John Hancock USA or John Hancock New York. Information about John Hancock USA and John Hancock New York, including their financial strength ratings, are available upon request from your John Hancock representative. Our current financial strength ratings can also be obtained by contacting the Service Office at 1-800-344-1029.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Rebalancing Program
Under the asset allocation
rebalancing program, you designate
a percentage allocation of Contract
Value among variable investment
accounts. We automatically transfer
amounts among the variable
investment accounts at intervals you
select (annually, semi- annually,
quarterly, or monthly) to reestablish
your chosen allocation.
		Standard	No charge	●We reserve the right to cease this program after written notice to you. ●Offered in all states.
Income Made Easy Program	Provides payment of an income for the lifetime of the Covered Person.	Optional	No charge	●Offered in all states.
Standard Death Benefit
If the Owner dies before the Annuity
Commencement Date, the Death
Benefit will be the greater of the
Contract Value or the Minimum
Death Benefit, less any Debt.
If the Annuitant dies during the Pay-
out Period after an Annuity Option
has been selected, and, we make the
remaining guaranteed payments to
the Beneficiary.
		Standard	No charge	We do not make any payments to a Beneficiary if the last surviving Covered Person dies while we are making payments under an Annuity Option providing only for payments for life.

Name of Benefit [Text Block]	Name ofBenefit
Purpose of Benefit [Text Block]	Purpose
Optional Benefit Expense, Footnotes [Text Block]	Amount shown is an annual percentage based on the Benefit Base. We impose the current fee shown, but reserve the right to increase it up to the maximum fee shown.
Brief Restrictions / Limitations [Text Block]	BriefDescription ofRestrictions/Limitations
Name of Benefit [Text Block]	Name ofBenefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix: Portfolios Available Under the Contract The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time. You can request this information at no cost by calling the phone number on the back cover of this Prospectus or by sending an email request to life_and_annuities_prospectuses@jhancock.com. The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider. The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24) (%)
			1-Year	5-Year	10-Year
To provide a high level of current income consistent with the maintenance of principal and liquidity.	Investment Quality Bond Trust - Series II John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.95%	1.82	-0.23	1.40
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Lifestyle Balanced Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.89%	8.37	4.98	5.41
To seek a high level of current income with some consideration given to growth of capital.	Lifestyle Conservative Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.90%*	4.22	1.90	2.97
To seek long-term growth of capital. Current income is also a consideration.	Lifestyle Growth Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.86%	11.17	6.99	7.01
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.	Lifestyle Moderate Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.89%*	6.91	3.93	4.59
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Balanced Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	1.00%	9.13	2.85	4.10
To seek current income and growth of capital, while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Conservative Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.99%	3.43	-0.28	2.02
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24) (%)
			1-Year	5-Year	10-Year
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Growth Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	1.02%	11.69	3.60	4.44
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Moderate Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	1.00%	7.82	2.36	3.83
To obtain maximum current income consistent with preservation of principal and liquidity.	Money Market Trust** - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.53%*	4.77	2.10	1.39
To seek to track the performance of the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Index”) (which represents the U.S. investment grade bond market).	Total Bond Market Trust - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.50%*	0.80	-0.82	0.84
The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.	Ultra Short Term Bond Trust - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.87%*	4.78	1.72	1.33
* This portfolio’s annual expenses reflect temporary fee or expense waivers or reimbursements. ** This Portfolio is no longer accepting Purchase Payments.
Prospectuses Available [Text Block]	The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time. You can request this information at no cost by calling the phone number on the back cover of this Prospectus or by sending an email request to life_and_annuities_prospectuses@jhancock.com. The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider. The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24) (%)
			1-Year	5-Year	10-Year
To provide a high level of current income consistent with the maintenance of principal and liquidity.	Investment Quality Bond Trust - Series II John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.95%	1.82	-0.23	1.40
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Lifestyle Balanced Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.89%	8.37	4.98	5.41
To seek a high level of current income with some consideration given to growth of capital.	Lifestyle Conservative Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.90%*	4.22	1.90	2.97
To seek long-term growth of capital. Current income is also a consideration.	Lifestyle Growth Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.86%	11.17	6.99	7.01
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.	Lifestyle Moderate Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.89%*	6.91	3.93	4.59
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Balanced Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	1.00%	9.13	2.85	4.10
To seek current income and growth of capital, while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Conservative Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.99%	3.43	-0.28	2.02
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24) (%)
			1-Year	5-Year	10-Year
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Growth Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	1.02%	11.69	3.60	4.44
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Moderate Portfolio - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	1.00%	7.82	2.36	3.83
To obtain maximum current income consistent with preservation of principal and liquidity.	Money Market Trust** - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.53%*	4.77	2.10	1.39
To seek to track the performance of the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Index”) (which represents the U.S. investment grade bond market).	Total Bond Market Trust - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.50%*	0.80	-0.82	0.84
The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.	Ultra Short Term Bond Trust - Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.87%*	4.78	1.72	1.33
* This portfolio’s annual expenses reflect temporary fee or expense waivers or reimbursements. ** This Portfolio is no longer accepting Purchase Payments.
Portfolio Company Objective [Text Block]	Investment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	This portfolio’s annual expenses reflect temporary fee or expense waivers or reimbursements.
GIFL Select | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	An investment in this Contract is subject to the risk of poor performance and can vary depending on the performance of the Investment Options available under the Contract. Each such option will have its own unique risks, and you should review these Investment Options before making an investment decision.For more information on the risks associated with Investment Options, please refer to “V. Principal Risks of Investing in the Contract.”
GIFL Select | CybersecurityRisksMember
Prospectus:
Risk [Text Block]	Our business and operations are highly dependent upon the effective operation of our computer systems and those of our third-party business partners. As a result, there are potential operational and information security risks associated with attack, damage, or unauthorized access to the technologies and systems on which our business depends. These risks include, among other things, the unauthorized access, theft, loss, misuse, corruption, and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third-party administrator, the underlying portfolios, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with the processing of actions taken on your Contract, including the processing of transactions and orders from our website or with the underlying portfolios, impact our ability to calculate unit values or an underlying portfolio to calculate a net asset value, or cause the release and possible destruction of confidential customer or business information. Cybersecurity risks may also impact the issuers of securities in which the underlying portfolios invest, which may cause the portfolios underlying your policy to lose value. While measures have been implemented that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying portfolios, or our service providers will not suffer losses affecting your Contract due to cyber-attacks or information security breaches in the future.
GIFL Select | RisksAssociatedwithVariableInvestmentOptionsMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Variable Investment Options. The investment performance of any variable Investment Account may be good or bad, and you may lose money on amounts you invest in a Contract. You take all the investment risk for amounts allocated to one or more of the Subaccounts, which invest in Portfolios. Your Contract Value will increase or decrease based on the investment performance of the variable Investment Accounts you have chosen. The variable Investment Accounts cover a broad spectrum of investment styles and strategies, some variable Investment Accounts are riskier than others. These risks (and potential rewards) are discussed in detail in the prospectuses of the Portfolios. The death benefit may also increase or decrease with investment experience. We do not guarantee the investment results of any Portfolio. An investment in the Annuity is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.
GIFL Select | RisksAssociatedwithManagedVolatilityPortfoliosMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Managed Volatility Portfolios. During rising markets, the strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in a Portfolio without the managed volatility strategy. The managed volatility strategy may also suppress the value of the guaranteed Rider benefits. On the other hand, the managed volatility strategy seeks to manage the volatility of returns and limit the magnitude of Portfolio losses during declining markets with high volatility, although there is no guarantee that it will do so. For more information see “VI. General Information About Us, the Separate Accounts and the Portfolios.”
GIFL Select | TransferRiskMember
Prospectus:
Principal Risk [Text Block]	Transfer Risk. There is a risk that you will not be able to transfer your Contract’s value from one variable Investment Account to another because of limitations on the dollar amount or frequency of transfers you can make. The limitations on transfers out of the Fixed Investment Option are more restrictive than those that apply to transfers out of variable Investment Accounts. If you purchased certain supplementary benefit Riders you will be subject to special transfer restrictions. To discourage market timing and disruptive trading activity, we impose restrictions on transfers and reserve the right to change, suspend or terminate telephone, facsimile and internet transaction privileges. We apply these restrictions uniformly to each class of Contracts. While we seek to identify and prevent disruptive trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive trading and avoiding harm to long term investors.
GIFL Select | PossibleAdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be quite complex. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Before making a Purchase Payment or taking other action related to your Contract, please consult with a qualified tax professional with regard to the application of the law to your circumstances. For example, distributions from your Contract are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. In addition, if you take a distribution prior to the taxpayer’s age 59½, you may be subject to a 10% additional tax in addition to ordinary income taxes on any gain.
GIFL Select | EarlySurrenderorWithdrawalRiskNotaShortTermInvestmentMember
Prospectus:
Principal Risk [Text Block]	Early Surrender or Withdrawal Risk/Not a Short-Term Investment. The Contract is unsuitable as a short-term savings vehicle because of the substantial Contract-level charges, including the surrender charge, as well as potential adverse tax consequences from such short-term use. Therefore, it is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. There are surrender charges assessed if you surrender your Contract before the Maturity Date. Depending on the Contract Value at the time you are considering a surrender, there may be little or no Contract Value payable to you.
GIFL Select | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract. You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract.For more information on risk of loss, please refer to “V. Principal Risks of Investing in the Contract.”
Principal Risk [Text Block]	Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
GIFL Select | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is unsuitable as a short-term savings vehicle because of the substantial Contract-level charges.For more information on the short-term investment risks, please refer to “V. Principal Risks of Investing in the Contract.”
GIFL Select | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Your investment in the Contract is subject to risks related to John Hancock USA, including that the obligations, guarantees, or benefits are subject to the claims-paying ability of John Hancock USA. Information about John Hancock USA, including its financial strength ratings, is available upon request from your John Hancock USA representative.For more information on insurance company risks, please refer to “V. Principal Risks of Investing in the Contract.”
Principal Risk [Text Block]	Insurance Company Risks. Your investment in the Contract is subject to risks related to John Hancock USA or John Hancock New York, including that the obligations (including under the fixed account investment option), guarantees, or benefits are subject to the claims-paying ability of John Hancock USA or John Hancock New York. Information about John Hancock USA and John Hancock New York, including their financial strength ratings, are available upon request from your John Hancock representative. Our current financial strength ratings can also be obtained by contacting the Service Office at 1-800-344-1029.
GIFL Select | InvestmentQualityBondTrustSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide a high level of current income consistent with the maintenance of principal and liquidity.
Portfolio Company Name [Text Block]	Investment Quality Bond Trust - Series II
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	1.82%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.40%
GIFL Select | LifestyleBalancedPortfolioSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Portfolio Company Name [Text Block]	Lifestyle Balanced Portfolio - Series II
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.37%
Average Annual Total Returns, 5 Years [Percent]	4.98%
Average Annual Total Returns, 10 Years [Percent]	5.41%
GIFL Select | LifestyleConservativePortfolioSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek a high level of current income with some consideration given to growth of capital.
Portfolio Company Name [Text Block]	Lifestyle Conservative Portfolio - Series II
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	4.22%
Average Annual Total Returns, 5 Years [Percent]	1.90%
Average Annual Total Returns, 10 Years [Percent]	2.97%
GIFL Select | LifestyleGrowthPortfolioSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek long-term growth of capital. Current income is also a consideration.
Portfolio Company Name [Text Block]	Lifestyle Growth Portfolio - Series II
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	11.17%
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]	7.01%
GIFL Select | LifestyleModeratePortfolioSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Portfolio Company Name [Text Block]	Lifestyle Moderate Portfolio - Series II
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	6.91%
Average Annual Total Returns, 5 Years [Percent]	3.93%
Average Annual Total Returns, 10 Years [Percent]	4.59%
GIFL Select | ManagedVolatilityBalancedPortfolioSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Portfolio Company Name [Text Block]	Managed Volatility Balanced Portfolio - Series II
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	9.13%
Average Annual Total Returns, 5 Years [Percent]	2.85%
Average Annual Total Returns, 10 Years [Percent]	4.10%
GIFL Select | ManagedVolatilityConservativePortfolioSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek current income and growth of capital, while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Portfolio Company Name [Text Block]	Managed Volatility Conservative Portfolio - Series II
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	3.43%
Average Annual Total Returns, 5 Years [Percent]	(0.28%)
Average Annual Total Returns, 10 Years [Percent]	2.02%
GIFL Select | ManagedVolatilityGrowthPortfolioSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Portfolio Company Name [Text Block]	Managed Volatility Growth Portfolio - Series II
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	11.69%
Average Annual Total Returns, 5 Years [Percent]	3.60%
Average Annual Total Returns, 10 Years [Percent]	4.44%
GIFL Select | ManagedVolatilityModeratePortfolioSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Portfolio Company Name [Text Block]	Managed Volatility Moderate Portfolio - Series II
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	7.82%
Average Annual Total Returns, 5 Years [Percent]	2.36%
Average Annual Total Returns, 10 Years [Percent]	3.83%
GIFL Select | MoneyMarketTrustSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	To obtain maximum current income consistent with preservation of principal and liquidity.
Portfolio Company Name [Text Block]	Money Market Trust** - Series II
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	4.77%
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	1.39%
GIFL Select | TotalBondMarketTrustSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to track the performance of the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Index”) (which represents the U.S. investment grade bond market).
Portfolio Company Name [Text Block]	Total Bond Market Trust - Series II
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	0.80%
Average Annual Total Returns, 5 Years [Percent]	(0.82%)
Average Annual Total Returns, 10 Years [Percent]	0.84%
GIFL Select | UltraShortTermBondTrustSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Portfolio Company Name [Text Block]	Ultra Short Term Bond Trust - Series II
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	4.78%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	1.33%
GIFL Select | AssetRebalancingProgramMember
Prospectus:
Name of Benefit [Text Block]	Asset Rebalancing Program
Purpose of Benefit [Text Block]	Under the asset allocation rebalancing program, you designate a percentage allocation of Contract Value among variable investment accounts. We automatically transfer amounts among the variable investment accounts at intervals you select (annually, semi- annually, quarterly, or monthly) to reestablish your chosen allocation.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●We reserve the right to cease this program after written notice to you.●Offered in all states.
Name of Benefit [Text Block]	Asset Rebalancing Program
GIFL Select | IncomeMadeEasyProgramMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Income Made Easy Program
Purpose of Benefit [Text Block]	Provides payment of an income for the lifetime of the Covered Person.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Offered in all states.
Name of Benefit [Text Block]	Income Made Easy Program
Operation of Benefit [Text Block]	GIFL Select Guaranteed Lifetime Income Withdrawal Benefit Overview The Contract permits you to take withdrawals of any amount of Contract Value before the Annuity Commencement Date. We designed the GIFL Select feature of the Contract to provide a guaranteed minimum withdrawal benefit after you satisfy holding period and age requirements. The GIFL Select feature provides a Lifetime Income Amount, which is available for annual withdrawals starting on a Lifetime Income Date. We may reduce the Lifetime Income Amount, however, if you take any withdrawal before the Lifetime Income Date, or if you withdraw amounts that exceed the Lifetime Income Amount in any year after the Lifetime Income Date. We refer to these types of withdrawals as Excess Withdrawals. If you limit your annual withdrawals to the Lifetime Income Amount, we guarantee that we will make the Lifetime Income Amount available to you, as long as you are the Annuitant under the Contract. You may elect, in most cases, to cover the lifetimes of you and your Spouse by selecting a Spousal Lifetime Income Amount benefit. Under the Spousal Lifetime Income Amount benefit, we guarantee that we will make the Lifetime Income Amount available as long as you (the “Annuitant”) or your Spouse (the “co- Annuitant”) remains alive. The Spousal Lifetime Income Amount benefit will end if there is a change in the Contract that removes the co-Annuitant from coverage and the Annuitant subsequently dies. We determine a Benefit Base for the Lifetime Income Amount when you first purchase a Contract. We may decrease the Benefit Base to reflect any Excess Withdrawals. We may increase the Benefit Base to reflect one or more annual Benefit Enhancements for which you qualify, and we may also increase the Benefit Base by a one-time Step-Up to reflect investment gains, if any, on the Contract Anniversary before you “establish” the Lifetime Income Amount. The Benefit Base has no cash value and usually will differ from the amount of Contract Value. The maximum Benefit Base is $5 million. We calculate the Lifetime Income Amount as a percentage of the Benefit Base applicable to your Contract. The percentage we use depends on the form of Lifetime Income Amount applicable to your Contract. The percentage ranges from 4% (Single Life Lifetime Income Amount established before the Age 65 Trigger) to 4.5% (Spousal Lifetime Income Amount) to 5% (Single Life Lifetime Income Amount established on or after the Age 65 Trigger). We use the rate at which you established a guaranteed minimum withdrawal benefit under a GIFL Select Retirement Plan if you received distributions under the Plan and will continue to take distributions under a Contract. In that event, we will use the rate applicable to your GIFL Select Retirement Plan account. Please refer to “Determination of a Single Life, Continuation Single Life or Spousal Lifetime Income Amount,” below, for more information about the applicable rate. Impact of Withdrawals before the Lifetime Income Date With limited exceptions, any withdrawal before the Lifetime Income Date is an Excess Withdrawal. This means that we will reduce the Benefit Base. We do this on a pro rata basis or a dollar for dollar basis, whichever has the greater impact on the Benefit Base. If we use the pro rata basis, we reduce the Benefit Base in the same proportion that your Contract Value is reduced as a result of that withdrawal.
GIFL Select | Standard Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.65%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	If the Owner dies before the Annuity Commencement Date, the Death Benefit will be the greater of the Contract Value or the Minimum Death Benefit, less any Debt. If the Annuitant dies during the Pay-out Period after an Annuity Option has been selected, and, we make the remaining guaranteed payments to the Beneficiary.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.65%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Brief Restrictions / Limitations [Text Block]	We do not make any payments to a Beneficiary if the last surviving Covered Person dies while we are making payments under an Annuity Option providing only for payments for life.
Name of Benefit [Text Block]	Standard Death Benefit